Share capital (Details)				12 Months Ended
	May 17, 2019 SFr / shares shares	Mar. 28, 2018 CHF (SFr) shares / EquityInstruments EquityInstruments SFr / EquityInstruments SFr / shares shares	Mar. 16, 2018 SFr / shares shares	Dec. 31, 2019 CHF (SFr) SFr / shares shares	Dec. 31, 2018 CHF (SFr) SFr / shares shares	Dec. 31, 2017 CHF (SFr) shares
Share capital
Number of shares at beginning of period				26,405,555	13,420,015
Issue of shares - capital increase					12,901,016
Settlement of suppliers' invoices				196,610	87,176
Net sale (purchase) of treasury shares				2,983	(2,652)
Number of shares at end of period				26,605,148	26,405,555	13,420,015
Share capital | SFr				SFr 32,848,635	SFr 28,564,031
Number of shares issued				32,848,635	28,564,031
Nominal value per share | SFr / shares				SFr 1	SFr 1
Proceeds from issue of shares-capital increase | SFr					SFr 40,488,180
Capital increase recorded as treasury shares | SFr				SFr 4,284,604	568,902	SFr 1,930,435
Warrant duration		7 years
Number of shares to be purchased per warrant | shares / EquityInstruments		0.45
Warrant exercise price | SFr / shares		SFr 3.43
Number of warrants granted | EquityInstruments		5,866,898
Value of warrants granted | SFr					SFr 3,308,982
Number of treasury shares used to purchase services				196,610	87,176
Settlement of suppliers invoices | SFr				SFr 289,214	SFr 208,084	261,332
Net sales (purchases) under liquidity agreement | SFr				5,986	(5,190)	SFr 6,006
Addex Pharma SA
Share capital
Proportion of ownership interest in subsidiary	100.00%		100.00%
Kepler | Treasury Shares Reserve
Share capital
Treasury shares | SFr				27,925	30,908
Kepler | Other financial assets
Share capital
Treasury shares | SFr				SFr 13,968	SFr 7,983
Investors
Share capital
Number of warrants granted | EquityInstruments		5,806,882
Fair value of warrant granted | SFr / EquityInstruments		0.56
Expected volatility, other equity instruments granted		37.15%
Risk free interest rate, other equity instruments granted		0.13%
Value of warrants granted | SFr		SFr 3,308,982
Roger Mills
Share capital
Number of treasury shares used to purchase services				113,099	37,824
Tim Dyer
Share capital
Number of treasury shares used to purchase services					32,362
Common shares
Share capital
Number of shares at beginning of period				28,564,031	15,384,988
Issue of shares - capital increase		13,037,577		4,284,604	13,179,043
Number of shares at end of period				32,848,635	28,564,031	15,384,988
Nominal value per share | SFr / shares		SFr 1
Issue price per share | SFr / shares		SFr 3.13
Common shares | Investors
Share capital
Issue of shares - capital increase		12,901,016
Proceeds from issue of shares-capital increase | SFr		SFr 40,400,000
Treasury shares
Share capital
Number of shares at beginning of period				(2,158,476)	(1,964,973)
Issue of shares - capital increase		136,561		(4,284,604)	(278,027)
Settlement of suppliers' invoices				196,610	87,176
Net sale (purchase) of treasury shares				2,983	(2,652)
Number of shares at end of period				(6,243,487)	(2,158,476)	(1,964,973)
Capital increase recorded as treasury shares | SFr		SFr 427,436
Treasury shares | Addex Pharma SA
Share capital
Issue of shares - capital increase	4,284,604		141,466
Nominal value per share | SFr / shares	SFr 1		SFr 1